Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Summary of Details of Property and Equipment
The following table details property and equipment as of the dates presented:

	As of December 31,
	2022	2021
Leasehold improvements	$9,525	$9,510
Furniture and fixtures	98	136
Equipment	495	136
Computer equipment	2,177	1,646

Total property and equipment	$12,295	$11,428

Less: accumulated depreciation	(4,970)	(3,919)

Total property and equipment, net	$7,325	$7,509